REVERSE ASSET ACQUISITION - Narrative (Details) $ / shares in Units, $ in Thousands	Apr. 08, 2019 USD ($) vessel $ / shares shares	Dec. 31, 2019 USD ($) vessel shares	Jun. 19, 2019 vessel	Jan. 28, 2019 shares	Jan. 27, 2019 shares	Dec. 31, 2018 USD ($) vessel shares	Dec. 31, 2017 vessel
Schedule Of Asset Acquisition [Line Items]
Cash and cash equivalents		$ 12,681				$ 8,446
Vessels, net		178,206				176,914
Non-current debt		$ 141,698				$ 132,457
Common shares, outstanding (shares) | shares	7,373,989	25,661,915		7,373,989	73,741,595	7,374,159
Common shares controlled by Scorpio (shares) | shares	1,175,474
Noncontrolling common shares (shares) | shares	6,198,515
Volume weighted average price common shares (in dollars per share) | $ / shares	$ 3.23
Number of PSVs | vessel	10	10	10			10	10
Current liability for acquired below market time charter contracts	$ 1,400
Long-term liability for acquired below market time charter contracts	100
SOHI Transaction
Schedule Of Asset Acquisition [Line Items]
Fair market value of equity of Predecessor on Transaction date	23,800
SOHI Transaction | PSVs
Schedule Of Asset Acquisition [Line Items]
Reduction of aggregate carrying value of vessels on transaction	20,700
Scorpio Offshore Holding Inc
Schedule Of Asset Acquisition [Line Items]
Cash and cash equivalents	1,300
Vessels, net	24,700
Non-current debt	$ 9,000